Revenue (Details) - RUB (₽) ₽ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Revenue
Cash and settlement service fees	₽ 296	₽ 865	₽ 1,095	₽ 1,953
Installment cards related fees	331	83	728	152
Other revenue	172	27	364	345
Total Other revenue	₽ 799	₽ 975	₽ 2,187	₽ 2,450